NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Personal Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	€ 11,424	€ 11,465	€ 10,922
Share-based payments (employees and executive management)	680	531	688
Social security expenses	3,489	3,633	3,357
Total personnel expenses	15,593	15,629	14,967
General and administrative expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	4,032	4,393	4,376
Share-based payments (employees and executive management)	561	532	522
Social security expenses	1,581	1,648	1,433
Total personnel expenses	6,174	6,573	6,331
R&D | Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	1,318	1,579	2,029
Share-based payments (employees and executive management)	110	24	223
Social security expenses	532	665	804
Total personnel expenses	1,960	2,268	3,056
Clinical studies | Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	10,106	9,886	8,893
Share-based payments (employees and executive management)	570	507	465
Social security expenses	2,957	2,968	2,553
Total personnel expenses	€ 13,633	€ 13,361	€ 11,911